Schedule of Inputs and Assumptions of Valuation Model (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Fair Value Disclosures [Abstract]
Probability of a Going Public Transaction	50.00%
Expected volatility	58.50%
Stock price of public company at the time of measurement | $ / shares	$ 0.63
Date of a Going Public Transaction	Apr. 30, 2021
Pro-forma common shares outstanding at Going Public Transaction date | shares	52,077,000